REVENUE - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Change In Contract With Customer Liability [Roll Forward]
Contract assets	$ 21,297	$ 21,778
Current contract liabilities	(8,398)	(4,221)
Non-current contract liabilities	(54,018)	(14,515)
Total contract liabilities	(62,416)	(18,736)
Contract with customer, liability, beginning balance	(18,736)	(22,856)
Liability, deferred commission period billing	(62,223)	0
Services revenue recognized during the period	18,543	4,120
Contract with customer, liability, ending balance	$ (62,416)	$ (18,736)
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Change In Contract With Customer Liability [Roll Forward]
Reaming contract term (in years)	3 years 6 months
Golar Tundra
Change In Contract With Customer Liability [Roll Forward]
Non-current contract liabilities	$ (7,800)
Total contract liabilities	(4,200)
Services revenue recognized during the period	14,400
Contract with customer, liability, ending balance	(4,200)
Golar Tundra | Development Agreement
Change In Contract With Customer Liability [Roll Forward]
Current contract liabilities			$ (18,600)
Hilli | Underutilization liability
Change In Contract With Customer Liability [Roll Forward]
Non-current contract liabilities	(35,800)
Hilli | Deferred revenue
Change In Contract With Customer Liability [Roll Forward]
Non-current contract liabilities	(10,400)
Golar Artic | Advance payment liability
Change In Contract With Customer Liability [Roll Forward]
Non-current contract liabilities	$ (7,800)